Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure Of Subordinated Liabilities [Line Items]
Dated subordinated liabilities			£ 1,769	£ 1,644
5% Subordinated notes (US$1,500m)
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	5.00%	5.00%	5.00%	5.00%
Notional amount | $	$ 1,500	$ 1,500
Maturity	2023	2023
Dated subordinated liabilities			£ 591	£ 548
4.75% Subordinated notes (US$1,000m)
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	4.75%	4.75%	4.75%	4.75%
Notional amount | $	$ 1,000	$ 1,000
Maturity	2025	2025
Dated subordinated liabilities			£ 608	£ 541
7.95% Subordinated notes (US$1,000m)
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	7.95%	7.95%	7.95%	7.95%
Notional amount | $	$ 1,000	$ 1,000
Maturity	2029	2029
Dated subordinated liabilities			£ 207	£ 221
6.50% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	6.50%	6.50%	6.50%	6.50%
Maturity	2030	2030
Dated subordinated liabilities			£ 22	£ 28
5.875%Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	5.875%	5.875%	5.875%	5.875%
Maturity	2031	2031
Dated subordinated liabilities			£ 7	£ 9
5.625%Subordinated notes (US$500m)
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	5.625%	5.625%	5.625%	5.625%
Notional amount | $	$ 500	$ 500
Maturity	2045	2045
Dated subordinated liabilities			£ 334	£ 297